Exhibit 99.1

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	03/16/15
Transaction Month	54
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$47,325,967.19	0.2167933	$-	-	$47,325,967.19
Total Securities	$47,325,967.19	0.0404047	$-	-	$47,325,967.19

Weighted Avg. Coupon (WAC)	4.93%		4.97%
Weighted Avg. Remaining Maturity (WARM)	14.30		13.71
Pool Receivables Balance	$74,498,604.60		$66,035,887.45
Remaining Number of Receivables	21,358		20,535

Adjusted Pool Balance	$73,443,021.09		$65,140,725.20

III. COLLECTIONS

Principal:
Principal Collections	$8,326,574.49
Repurchased Contract Proceeds Related to Principal	$32,153,000.00
Recoveries/Liquidation Proceeds	$147,716.94
Total Principal Collections	$40,627,291.43

Interest:
Interest Collections	$296,548.30
Late Fees & Other Charges	$21,775.87
Interest on Repurchase Principal	$-
Total Interest Collections	$318,324.17

Collection Account Interest	$575.46
Reserve Account Interest	$485.13
Servicer Advances	$-

Total Collections	$40,946,676.19

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	03/16/15
Transaction Month	54
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$40,946,676.19
Reserve Account Release					$6,529,263.47
Reserve Account Draw					$-
Total Available for Distribution					$47,475,939.66
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$62,082.17	$-	$62,082.17	$62,082.17
Collection Account Interest					$575.46
Late Fees & Other Charges					$21,775.87
Total due to Servicer					$84,433.50

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$64,284.44		$64,284.44

Total interest:		$64,284.44		$64,284.44	$64,284.44

Available Funds Remaining:					$47,327,221.72

3. Principal Distribution Amount:					$47,325,967.19

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$47,325,967.19
Class A Notes Total:		8,302,295.89		$47,325,967.19
Total Noteholders Principal				$47,325,967.19

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					1,254.53

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,055,583.51
Beginning Period Amount	$1,055,583.51
Current Period Amortization	$160,421.26
Ending Period Required Amount	$895,162.25
Ending Period Amount	$895,162.25
Next Distribution Date Required Amount	$752,604.40

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$6,529,263.47
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$26,117,053.90	$65,140,725.20	$26,117,053.90
Overcollateralization as a % of Adjusted Pool		35.56%	100.00%	40.09%

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	03/16/15
Transaction Month	54
30/360 Days	30
Actual/360 Days	27

 VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.53%	20,234	97.40%	$64,318,937.96
30 - 60 Days	1.11%	227	1.94%	$1,279,700.14
61 - 90 Days	0.29%	60	0.52%	$341,674.13
91 + Days	0.07%	14	0.14%	$95,575.22
		20,535		$66,035,887.45
Total
Delinquent Receivables 61 + days past due	0.36%	74	0.66%	$437,249.35
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	88	0.75%	$559,775.37
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	92	0.67%	$557,923.93
Three-Month Average Delinquency Ratio	0.40%		0.69%

Repossession in Current Period		6		$39,787.18
Repossession Inventory		21		$18,889.54

Charge-Offs
Gross Principal of Charge-Off for Current Period				$136,142.66
Recoveries				$(147,716.94)
Net Charge-offs for Current Period				$(11,574.28)

Beginning Pool Balance for Current Period				$74,498,604.60

Net Loss Ratio				-0.19%
Net Loss Ratio for 1st Preceding Collection Period				-0.23%
Net Loss Ratio for 2nd Preceding Collection Period				-0.54%
Three-Month Average Net Loss Ratio for Current Period				-0.32%

Cumulative Net Losses for All Periods				$8,353,919.46
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$182,889.48
Number of Extensions				34